Convertible Unsecured Notes	9 Months Ended
Sep. 30, 2016
Convertible Unsecured Notes [Abstract]
Convertible Unsecured Notes

Note 9—Convertible Unsecured Notes

Convertible Unsecured Notes payable consisted of the following as of September 30, 2016 (unaudited):

	Notes	Debt Discount	Offering Costs	Net Total
September 1, 2016	$1,250,000	$(553,000)	$(20,000)	$677,000

Amortization of debt discount and deferred financing costs	—	46,000	2,000	48,000
Ending balance—September 30, 2016	1,250,000	(507,000)	(18,000)	725,000

Less: Current Portion	$(1,250,000)	$507,000	$18,000	$(725,000)
Long Term Portion	$—	$—	$—	$—

On September 1, 2016, we entered into a securities purchase agreement and related note agreements and warrant agreements whereby we issued the Convertible Unsecured Notes and detachable five-year warrants to purchase an aggregate of 124,999 shares of the Company’s common stock at an exercise price of $4.00 per share (the “September 2016 Financing”). The Company received total gross proceeds of $1,250,000, less transaction expenses of $20,000 consisting of legal costs for net proceeds of $1,230,000.

The Convertible Unsecured Notes bear interest at a rate of 12% per annum and mature on September 1, 2017. The Convertible Unsecured Notes are subordinate to the 2015 Notes described in Note 8. The Convertible Unsecured Notes are convertible at the option of the holder into common stock at an initial exercise price of $4.31 and will automatically convert into shares of common stock in the event of a conversion of at least 50% of the then outstanding (i) principal, (ii) accrued and unpaid interest with respect to such principal and (iii) accrued and unpaid late charges, if any, with respect to such principal and interest, under the 2015 Notes. Upon the conversion of 50% or more of the 2015 Notes at a price per share less than $4.31, the conversion price of the Convertible Unsecured Notes will be reduced to the effective conversion price of the 2015 Notes. The Convertible Unsecured Notes also contain a blocker provision that prevents the Company from effecting a conversion in the event that the holder, together with certain affiliated parties, would beneficially own in excess of 9.99% of the shares of common stock outstanding immediately after giving effect to such conversion. At any time after the issuance date of the Convertible Unsecured Notes, the Company may, at its option, redeem all or any portion of the then outstanding principal and accrued and unpaid interest with respect to such principal (the “Company Optional Redemption Amount”), at 100% of such aggregate amount; provided, however, that the Company may not redeem all or any portion of the Company Optional Redemption Amount so long as any of the 2015 Notes remain outstanding without the prior written consent of the collateral agent with respect to such 2015 Notes and certain investors holding the requisite number of conversion shares and warrant shares underlying the 2015 Notes and April and May Warrants.

The Company evaluated the accounting of the detachable warrants and determined that the warrants should not be accounted for as derivative liabilities. The Company valued the warrants using the Black-Scholes Option pricing model at $271,000. The Company evaluated the conversion feature and determined that it should be accounted for as a derivative liability due to the potential variability of the conversion feature which is linked to the conversion of the Convertible 2015 Notes Payable. The conversion feature was valued using the Black-Scholes Option pricing model at $282,000 and will be marked to market each reporting period beginning with the quarter ending September 30, 2016. See also the discussion of derivative liabilities in Note 8 above.

The securities purchase agreement calls for the issuance of additional five-year warrants to purchase an aggregate of 62,500 shares at an exercise price of $4.00 per share on each of the 61st, 91st, 121st and 151st days after the closing of the September 2016 Financing (each, an “Additional Warrant Date”), but only in the event the Company has not consummated a further financing consisting of the issuance of common stock and warrants for aggregate gross proceeds of at least $3,000,000 prior to such respective Additional Warrant Date. As of November 1, 2016, the 61st day following the closing of the September 2016 Financing, the Company had not consummated a further financing and, as a result, issued warrants to purchase an aggregate of 62,500 shares of the Company’s common stock.